Consolidated Statements of Comprehensive Operations - Summit Materials, LLC - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Net loss	$ 47,706	$ 34,163	$ 324	$ (79,837)	$ 4,468	$ 28,117	$ 14,201	$ (53,068)	$ (20,484)	$ (79,513)	$ 2,356	$ (6,282)	$ (103,679)
Other comprehensive income (loss):
Foreign currency translation adjustment									5,277	(5,235)	(14,099)	(5,816)
Loss on cash flow hedges									(3,292)		(944)
Other comprehensive (loss) income									1,985	(5,235)	(12,920)	(11,081)	4,407
Comprehensive income (loss)									(18,499)	(84,748)	(10,564)	(17,363)	(99,272)
Less comprehensive loss attributable to noncontrolling interest									(35)	(1,969)	(1,826)	915	4,434
Comprehensive income (loss) attributable to Summit Materials, Inc. / Summit Materials, LLC									$ (18,464)	$ (82,779)	$ (8,738)	$ (18,278)	$ (103,706)